Distribution Date:	08/14/26	JPMDB Commercial Mortgage Securities Trust 2020-COR7
Determination Date:	08/10/26
Next Distribution Date:	09/15/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2020-COR7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 272-6858
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	18
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46652JAS1	1.066400%	13,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46652JAT9	2.214700%	49,250,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46652JAU6	1.806400%	80,800,000.00	29,790,688.74	0.00	44,844.92	0.00	0.00	44,844.92	29,790,688.74	36.03%	30.00%
A-4	46652JAV4	1.915200%	145,000,000.00	145,000,000.00	0.00	231,420.00	0.00	0.00	231,420.00	145,000,000.00	36.03%	30.00%
A-5	46652JAW2	2.179800%	193,813,000.00	193,813,000.00	0.00	352,061.31	0.00	0.00	352,061.31	193,813,000.00	36.03%	30.00%
A-SB	46652JAX0	2.050800%	26,960,000.00	19,248,634.30	399,038.79	32,895.92	0.00	0.00	431,934.71	18,849,595.51	36.03%	30.00%
A-S	46652JBA9	2.536100%	56,374,000.00	56,374,000.00	0.00	119,141.75	0.00	0.00	119,141.75	56,374,000.00	26.72%	22.25%
B	46652JBB7	3.293700%	25,460,000.00	25,460,000.00	0.00	69,881.34	0.00	0.00	69,881.34	25,460,000.00	22.52%	18.75%
C	46652JBC5	3.856301%	37,279,000.00	37,279,000.00	0.00	119,799.21	0.00	0.00	119,799.21	37,279,000.00	16.36%	13.63%
D	46652JAC6	1.750000%	22,732,000.00	22,732,000.00	0.00	33,150.83	0.00	0.00	33,150.83	22,732,000.00	12.61%	10.50%
E	46652JAE2	1.750000%	8,001,000.00	8,001,000.00	0.00	11,668.13	0.00	0.00	11,668.13	8,001,000.00	11.29%	9.40%
F-RR	46652JAG7	3.856301%	14,730,000.00	14,730,000.00	0.00	47,336.10	0.00	0.00	47,336.10	14,730,000.00	8.86%	7.38%
G-RR	46652JAJ1	3.856301%	15,457,000.00	15,457,000.00	0.00	49,672.37	0.00	0.00	49,672.37	15,457,000.00	6.31%	5.25%
H-RR	46652JAL6	3.856301%	7,274,000.00	7,274,000.00	0.00	23,375.61	0.00	0.00	23,375.61	7,274,000.00	5.10%	4.25%
NR-RR*	46652JAN2	3.856301%	30,915,614.00	30,915,614.00	0.00	3,474.47	0.00	0.00	3,474.47	30,915,614.00	0.00%	0.00%
R	46652JAQ5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			727,405,614.00	606,074,937.04	399,038.79	1,138,721.96	0.00	0.00	1,537,760.75	605,675,898.25

X-A	46652JAY8	1.748284%	565,557,000.00	444,226,323.04	0.00	647,194.88	0.00	0.00	647,194.88	443,827,284.25
X-B	46652JAZ5	0.562601%	25,460,000.00	25,460,000.00	0.00	11,936.52	0.00	0.00	11,936.52	25,460,000.00
X-D	46652JAA0	2.106301%	30,733,000.00	30,733,000.00	0.00	53,944.13	0.00	0.00	53,944.13	30,733,000.00
Notional SubTotal			621,750,000.00	500,419,323.04	0.00	713,075.53	0.00	0.00	713,075.53	500,020,284.25

Deal Distribution Total					399,038.79	1,851,797.49	0.00	0.00	2,250,836.28

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46652JAS1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46652JAT9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46652JAU6	368.69664282	0.00000000	0.55501139	0.00000000	0.00000000	0.00000000	0.00000000	0.55501139	368.69664282
A-4	46652JAV4	1,000.00000000	0.00000000	1.59600000	0.00000000	0.00000000	0.00000000	0.00000000	1.59600000	1,000.00000000
A-5	46652JAW2	1,000.00000000	0.00000000	1.81649998	0.00000000	0.00000000	0.00000000	0.00000000	1.81649998	1,000.00000000
A-SB	46652JAX0	713.97011499	14.80114206	1.22017507	0.00000000	0.00000000	0.00000000	0.00000000	16.02131714	699.16897292
A-S	46652JBA9	1,000.00000000	0.00000000	2.11341665	0.00000000	0.00000000	0.00000000	0.00000000	2.11341665	1,000.00000000
B	46652JBB7	1,000.00000000	0.00000000	2.74475020	0.00000000	0.00000000	0.00000000	0.00000000	2.74475020	1,000.00000000
C	46652JBC5	1,000.00000000	0.00000000	3.21358432	0.00000000	0.00000000	0.00000000	0.00000000	3.21358432	1,000.00000000
D	46652JAC6	1,000.00000000	0.00000000	1.45833319	0.00000000	0.00000000	0.00000000	0.00000000	1.45833319	1,000.00000000
E	46652JAE2	1,000.00000000	0.00000000	1.45833396	0.00000000	0.00000000	0.00000000	0.00000000	1.45833396	1,000.00000000
F-RR	46652JAG7	1,000.00000000	0.00000000	3.21358452	0.00000000	0.00000000	0.00000000	0.00000000	3.21358452	1,000.00000000
G-RR	46652JAJ1	1,000.00000000	0.00000000	3.21358414	0.00000000	0.00000000	0.00000000	0.00000000	3.21358414	1,000.00000000
H-RR	46652JAL6	1,000.00000000	0.00000000	3.21358400	0.00000000	0.00000000	0.00000000	0.00000000	3.21358400	1,000.00000000
NR-RR	46652JAN2	1,000.00000000	0.00000000	0.11238561	3.10119896	30.49095515	0.00000000	0.00000000	0.11238561	1,000.00000000
R	46652JAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46652JAY8	785.46693444	0.00000000	1.14434952	0.00000000	0.00000000	0.00000000	0.00000000	1.14434952	784.76136667
X-B	46652JAZ5	1,000.00000000	0.00000000	0.46883425	0.00000000	0.00000000	0.00000000	0.00000000	0.46883425	1,000.00000000
X-D	46652JAA0	1,000.00000000	0.00000000	1.75525103	0.00000000	0.00000000	0.00000000	0.00000000	1.75525103	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	44,844.92	0.00	44,844.92	0.00	0.00	0.00	44,844.92	0.00
A-4	07/01/26 - 07/30/26	30	0.00	231,420.00	0.00	231,420.00	0.00	0.00	0.00	231,420.00	0.00
A-5	07/01/26 - 07/30/26	30	0.00	352,061.31	0.00	352,061.31	0.00	0.00	0.00	352,061.31	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	32,895.92	0.00	32,895.92	0.00	0.00	0.00	32,895.92	0.00
X-A	07/01/26 - 07/30/26	30	0.00	647,194.88	0.00	647,194.88	0.00	0.00	0.00	647,194.88	0.00
X-B	07/01/26 - 07/30/26	30	0.00	11,936.52	0.00	11,936.52	0.00	0.00	0.00	11,936.52	0.00
X-D	07/01/26 - 07/30/26	30	0.00	53,944.13	0.00	53,944.13	0.00	0.00	0.00	53,944.13	0.00
A-S	07/01/26 - 07/30/26	30	0.00	119,141.75	0.00	119,141.75	0.00	0.00	0.00	119,141.75	0.00
B	07/01/26 - 07/30/26	30	0.00	69,881.34	0.00	69,881.34	0.00	0.00	0.00	69,881.34	0.00
C	07/01/26 - 07/30/26	30	0.00	119,799.21	0.00	119,799.21	0.00	0.00	0.00	119,799.21	0.00
D	07/01/26 - 07/30/26	30	0.00	33,150.83	0.00	33,150.83	0.00	0.00	0.00	33,150.83	0.00
E	07/01/26 - 07/30/26	30	0.00	11,668.13	0.00	11,668.13	0.00	0.00	0.00	11,668.13	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	47,336.10	0.00	47,336.10	0.00	0.00	0.00	47,336.10	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	49,672.37	0.00	49,672.37	0.00	0.00	0.00	49,672.37	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	23,375.61	0.00	23,375.61	0.00	0.00	0.00	23,375.61	0.00
NR-RR	07/01/26 - 07/30/26	30	844,058.68	99,349.93	0.00	99,349.93	95,875.47	0.00	0.00	3,474.47	942,646.60
Totals			844,058.68	1,947,672.95	0.00	1,947,672.95	95,875.47	0.00	0.00	1,851,797.49	942,646.60

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,250,836.28
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,957,058.89	Master Servicing Fee	2,432.32
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,349.45
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	260.95
ARD Interest	0.00	Operating Advisor Fee	1,134.48
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	208.76
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,957,058.89	Total Fees	9,385.96

Principal		Expenses/Reimbursements
Scheduled Principal	399,038.79	Reimbursement for Interest on Advances	(11.08)
Unscheduled Principal Collections		ASER Amount	81,642.63
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,243.92
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	399,038.79	Total Expenses/Reimbursements	95,875.47

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,851,797.49
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	399,038.79
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,250,836.28
Total Funds Collected	2,356,097.68	Total Funds Distributed	2,356,097.71

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	606,074,937.21	606,074,937.21	Beginning Certificate Balance	606,074,937.04
(-) Scheduled Principal Collections	399,038.79	399,038.79	(-) Principal Distributions	399,038.79
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	605,675,898.42	605,675,898.42	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	607,103,905.68	607,103,905.68	Ending Certificate Balance	605,675,898.25
Ending Actual Collateral Balance	606,790,605.61	606,790,605.61

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.17)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.17)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.86%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	57,798,969.95	9.54%	43	4.0280	NAP	Defeased	3	57,798,969.95	9.54%	43	4.0280	NAP
	9,999,999 or less	10	62,279,997.72	10.28%	40	4.0082	1.804871	1.49 or less	6	142,562,494.56	23.54%	40	4.3317	0.559426
10,000,000 to 19,999,999		8	111,904,480.11	18.48%	41	3.6712	2.295256	1.50 to 1.99	11	161,045,149.72	26.59%	40	3.8091	1.658575
20,000,000 to 29,999,999		11	243,751,578.97	40.24%	34	3.5478	2.630717	2.00 to 2.49	2	42,000,000.00	6.93%	39	3.8357	2.121429
30,000,000 to 39,999,999		2	63,873,829.94	10.55%	42	3.6965	1.170567	2.50 to 2.99	6	74,769,284.19	12.34%	21	3.5854	2.875077
	40,000,000 or greater	1	66,067,041.73	10.91%	42	4.1930	0.360000	3.00 or greater	7	127,500,000.00	21.05%	42	2.9665	3.593137
	Totals	35	605,675,898.42	100.00%	38	3.7498	2.081738	Totals	35	605,675,898.42	100.00%	38	3.7498	2.081738
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	57,798,969.95	9.54%	43	4.0280	NAP
							Defeased	3	57,798,969.95	9.54%	43	4.0280	NAP
Alabama	1	898,815.76	0.15%	41	3.9550	1.790000
							Industrial	4	21,252,874.59	3.51%	39	3.4105	2.515940
California	23	242,821,586.78	40.09%	32	3.7037	1.902381
							Mixed Use	3	84,903,871.74	14.02%	43	3.3411	2.567256
Florida	1	22,000,000.00	3.63%	36	4.1500	2.050000
							Mobile Home Park	1	5,700,000.00	0.94%	43	4.1360	1.900000
Georgia	1	1,919,434.21	0.32%	41	3.8600	1.780000
							Multi-Family	1	7,859,404.61	1.30%	43	3.6500	2.900000
Illinois	4	20,432,152.79	3.37%	41	3.4021	2.373587
							Office	48	501,210,412.17	82.75%	35	3.7625	2.109126
Indiana	1	743,662.95	0.12%	41	3.9550	1.790000
							Other	8	24,000,000.00	3.96%	37	3.5000	1.510000
Kentucky	1	1,543,501.96	0.25%	41	3.9550	1.790000
							Retail	7	13,624,049.50	2.25%	42	3.6548	2.167091
Massachusetts	1	10,000,000.00	1.65%	42	3.1100	4.910000
							Totals	75	605,675,898.42	100.00%	38	3.7498	2.081738
Mississippi	2	3,822,056.02	0.63%	41	3.9055	1.784787

Nevada	1	12,453,670.23	2.06%	43	4.0070	1.720000

New York	4	177,790,349.28	29.35%	41	3.1087	3.295765

North Carolina	2	33,120,179.06	5.47%	40	3.7049	1.618200

Ohio	1	339,730.95	0.06%	41	3.9550	1.790000

Pennsylvania	2	39,842,978.66	6.58%	42	3.6389	1.156674

South Carolina	2	21,722,284.83	3.59%	43	3.6996	1.605301

Texas	2	12,138,103.93	2.00%	34	4.4944	1.788239

Virginia	22	51,262,105.19	8.46%	32	5.3000	0.630000

Washington	1	5,700,000.00	0.94%	43	4.1360	1.900000

Totals	75	605,675,898.42	100.00%	38	3.7498	2.081738

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	57,798,969.95	9.54%	43	4.0280	NAP	Defeased	3	57,798,969.95	9.54%	43	4.0280	NAP
	3.00000% or less	4	77,500,000.00	12.80%	41	2.8481	3.729355	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.00001% to 3.50000%	9	135,237,762.39	22.33%	41	3.3427	2.558234	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.50001% to 4.00000%	10	172,583,261.42	28.49%	33	3.7360	1.835760	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.50000%	6	117,567,483.63	19.41%	41	4.1599	0.997657	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50001% or greater	3	44,988,421.03	7.43%	32	5.1511	0.887844	49 months or greater	32	547,876,928.47	90.46%	38	3.7205	2.024270
	Totals	35	605,675,898.42	100.00%	38	3.7498	2.081738	Totals	35	605,675,898.42	100.00%	38	3.7498	2.081738
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	57,798,969.95	9.54%	43	4.0280	NAP	Defeased	3	57,798,969.95	9.54%	43	4.0280	NAP
	84 months or less	32	547,876,928.47	90.46%	38	3.7205	2.024270	Interest Only	17	287,850,000.00	47.53%	35	3.4173	2.844424
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or less	15	260,026,928.47	42.93%	41	4.0561	1.116360
	Totals	35	605,675,898.42	100.00%	38	3.7498	2.081738	Totals	35	605,675,898.42	100.00%	38	3.7498	2.081738
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	57,798,969.95	9.54%	43	4.0280	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	32	547,876,928.47	90.46%	38	3.7205	2.024270
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	605,675,898.42	100.00%	38	3.7498	2.081738
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30504828	OF	Various	CA	Actual/360	4.193%	238,898.94	98,241.06	0.00	N/A	02/06/30	--	66,165,282.79	66,067,041.73	09/06/25
2A1-C4-B	30318175	OF	New York	NY	Actual/360	2.990%	25,747.22	0.00	0.00	N/A	12/06/29	--	10,000,000.00	10,000,000.00	08/06/26
2A2-C2-B	30318176	OF	New York	NY	Actual/360	2.990%	51,494.44	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	08/06/26
2A3-C7	30318177	OF	New York	NY	Actual/360	2.990%	70,804.86	0.00	0.00	N/A	12/06/29	--	27,500,000.00	27,500,000.00	08/06/26
3A1	30318178	OF	Campbell	CA	Actual/360	3.690%	63,550.00	0.00	0.00	N/A	03/06/27	--	20,000,000.00	20,000,000.00	08/06/26
3A4	30318181	OF	Campbell	CA	Actual/360	3.690%	74,353.50	0.00	0.00	N/A	03/06/27	--	23,400,000.00	23,400,000.00	08/06/26
4A2	30502638	OF	Various	VA	Actual/360	5.300%	122,547.62	0.00	0.00	N/A	04/06/29	--	26,851,578.97	26,851,578.97	08/06/26
4A6	30502642	OF	Various	VA	Actual/360	5.300%	37,135.64	0.00	0.00	N/A	04/06/29	--	8,136,842.06	8,136,842.06	08/06/26
5A1-6	30318182	MU	New York	NY	Actual/360	3.160%	54,422.22	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	07/06/26
5A1-7	30318183	MU	New York	NY	Actual/360	3.160%	54,422.22	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	07/06/26
7	30504435	OF	Charlotte	NC	Actual/360	3.693%	100,740.50	67,118.31	0.00	N/A	12/06/29	--	31,678,570.97	31,611,452.66	08/06/26
8	30505198	OF	Pittsburgh	PA	Actual/360	3.700%	102,980.36	59,269.39	0.00	N/A	03/01/30	--	32,321,646.67	32,262,377.28	08/01/26
9	30505080	OF	Midvale	UT	Actual/360	4.242%	126,022.75	0.00	0.00	N/A	03/06/30	--	34,500,000.00	34,500,000.00	08/06/26
12A2	30504432	98	Los Angeles	CA	Actual/360	3.500%	72,333.33	0.00	0.00	N/A	09/06/29	--	24,000,000.00	24,000,000.00	08/06/26
13	30503529	OF	Sunrise	FL	Actual/360	4.150%	78,619.44	0.00	0.00	N/A	08/01/29	--	22,000,000.00	22,000,000.00	08/01/26
14	30504889	MU	Columbia	SC	Actual/360	3.686%	63,484.03	30,705.94	0.00	N/A	03/06/30	--	20,003,633.01	19,972,927.07	08/06/26
15A9	30318184	OF	Los Angeles	CA	Actual/360	2.440%	42,022.22	0.00	0.00	N/A	04/01/30	--	20,000,000.00	20,000,000.00	08/01/26
16A1-C5	30318185	OF	Sunnyvale	CA	Actual/360	3.490%	60,105.56	0.00	0.00	N/A	02/06/30	--	20,000,000.00	20,000,000.00	08/06/26
17	30318186	OF	Panorama City	CA	Actual/360	3.985%	63,483.26	0.00	0.00	N/A	03/06/30	--	18,500,000.00	18,500,000.00	08/06/26
18	30504825	OF	Roseville	CA	Actual/360	3.470%	53,057.32	28,588.02	0.00	N/A	02/06/30	--	17,756,470.83	17,727,882.81	08/06/26
19A5	30530027	Various Various		Various	Actual/360	3.379%	38,553.45	0.00	0.00	N/A	11/06/29	--	13,250,000.00	13,250,000.00	08/06/26
19A7	30530029	IN	Rockford	IL	Actual/360	3.379%	10,183.93	0.00	0.00	N/A	11/06/29	--	3,500,000.00	3,500,000.00	08/06/26
20	30505143	MU	Los Angeles	CA	Actual/360	3.690%	47,980.25	0.00	0.00	N/A	03/01/30	--	15,100,000.00	15,100,000.00	08/01/26
22	30504849	OF	Henderson	NV	Actual/360	4.007%	43,050.84	23,127.08	0.00	N/A	03/06/30	--	12,476,797.31	12,453,670.23	08/06/26
24A3-2	30505243	OF	Framingham	MA	Actual/360	3.110%	26,780.56	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	08/06/26
25A3	30504373	OF	Houston	TX	Actual/360	4.630%	39,869.44	0.00	0.00	N/A	04/06/29	--	10,000,000.00	10,000,000.00	08/06/26
26	30318188	MF	Depew	NY	Actual/360	3.650%	24,751.28	15,505.16	0.00	N/A	03/06/30	--	7,874,909.77	7,859,404.61	08/06/26
27	30530091	RT	St Charles	IL	Actual/360	3.750%	26,515.84	12,385.87	0.00	N/A	04/06/30	--	8,211,355.82	8,198,969.95	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	30504560	OF	Various	Various	Actual/360	3.860%	25,962.65	11,705.05	0.00	N/A	01/06/30	--	7,810,925.08	7,799,220.03	08/06/26
29	30530090	RT	Plainfield	IL	Actual/360	3.350%	19,543.16	14,832.50	0.00	N/A	04/06/30	--	6,774,712.08	6,759,879.58	08/06/26
30A3	30530095	RT	Various	Various	Actual/360	3.955%	23,418.79	12,193.06	0.00	N/A	01/06/30	--	6,876,362.98	6,864,169.92	08/06/26
31	30504127	OF	Emeryville	CA	Actual/360	4.179%	23,120.54	9,073.75	0.00	N/A	12/06/29	--	6,424,900.75	6,415,827.00	08/06/26
32	30504796	MH	Everett	WA	Actual/360	4.136%	20,300.87	0.00	0.00	N/A	03/06/30	--	5,700,000.00	5,700,000.00	08/06/26
33	30505113	MU	Brooklyn	NY	Actual/360	4.150%	17,645.94	6,902.28	0.00	N/A	03/01/30	--	4,937,846.95	4,930,944.67	08/01/26
34	30504409	IN	Schaumburg	IL	Actual/360	3.534%	13,155.92	9,391.32	0.00	N/A	12/06/29	--	4,323,101.17	4,313,709.85	08/06/26
Totals							1,957,058.89	399,038.79	0.00				606,074,937.21	605,675,898.42
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1,894,027.92	2,167,980.31	01/01/26	06/30/26	02/09/26	22,625,176.00	558,330.26	254,514.54	3,148,663.22	0.00	0.00
2A1-C4-B	111,565,922.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-C2-B	111,565,922.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3-C7	111,565,922.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	8,789,770.73	9,080,410.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A4	8,789,770.73	9,080,410.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	13,452,076.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A6	13,452,076.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1-6	52,929,689.32	0.00	--	--	--	0.00	0.00	54,379.16	54,379.16	0.00	0.00
5A1-7	52,929,689.32	0.00	--	--	--	0.00	0.00	54,379.16	54,379.16	0.00	0.00
7	3,085,223.68	937,402.28	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,160,486.15	459,747.96	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12A2	3,953,818.86	4,555,728.93	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,019,845.29	517,427.29	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,893,704.87	512,448.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15A9	61,594,630.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A1-C5	61,206,441.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,442,997.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,292,520.10	431,390.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19A5	11,290,467.19	2,869,082.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19A7	11,290,467.19	2,869,082.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,443,222.09	1,432,993.40	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24A3-2	14,136,084.00	3,556,567.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25A3	3,360,000.00	3,360,000.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,474,898.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	773,747.82	810,185.29	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,146,786.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30A3	4,442,414.53	4,602,452.76	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	632,958.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	458,310.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	343,898.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	340,367.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	676,718,159.56	47,243,310.46				22,625,176.00	558,330.26	363,272.86	3,257,421.54	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/14/26	0	0.00	0	0.00	1	66,067,041.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.749833%	3.731850%	38
07/15/26	2	43,400,000.00	0	0.00	1	66,165,282.79	0	0.00	0	0.00	0	0.00	0	0.00	2	24,233,045.62	3.749889%	3.731904%	39
06/15/26	0	0.00	0	0.00	1	66,270,861.36	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.742267%	3.724448%	39
05/15/26	0	0.00	0	0.00	1	66,368,369.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.742325%	3.724504%	40
04/15/26	0	0.00	0	0.00	1	66,473,240.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.742387%	3.724566%	41
03/13/26	0	0.00	0	0.00	1	66,570,020.27	0	0.00	0	0.00	2	34,988,421.03	2	6,030,723.58	0	0.00	3.742445%	3.724622%	42
02/13/26	0	0.00	0	0.00	1	66,689,670.43	0	0.00	0	0.00	0	0.00	2	1,222,105.26	0	0.00	3.740699%	3.722914%	43
01/15/26	0	0.00	0	0.00	1	66,785,671.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.735168%	3.717480%	42
12/15/25	0	0.00	0	0.00	1	66,881,327.17	0	0.00	0	0.00	2	36,210,526.29	0	0.00	0	0.00	3.735227%	3.717537%	43
11/17/25	0	0.00	0	0.00	1	66,984,412.47	0	0.00	0	0.00	0	0.00	4	3,888,872.25	0	0.00	3.735291%	3.717600%	44
10/16/25	0	0.00	1	67,079,353.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.741466%	3.723798%	45
09/15/25	0	0.00	1	67,181,748.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.741525%	3.723855%	46
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30504828	09/06/25	10	6	254,514.54	3,148,663.22	0.00	67,181,748.92	06/02/25	13
5A1-6	30318182	07/06/26	0	B	54,379.16	54,379.16	0.00	20,000,000.00
5A1-7	30318183	07/06/26	0	B	54,379.16	54,379.16	0.00	20,000,000.00
Totals					363,272.86	3,257,421.54	0.00	107,181,748.92
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		43,400,000	43,400,000	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		66,988,421	66,988,421	0		0
37 - 48 Months		495,287,477	429,220,436	66,067,042		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	605,675,898	539,608,857	0	0	66,067,042	0
Jul-26	606,074,937	496,509,654	43,400,000	0	66,165,283	0
Jun-26	630,730,713	564,459,851	0	0	66,270,861	0
May-26	631,127,046	564,758,677	0	0	66,368,369	0
Apr-26	631,547,167	565,073,926	0	0	66,473,241	0
Mar-26	631,940,813	565,370,793	0	0	66,570,020	0
Feb-26	638,439,435	571,749,765	0	0	66,689,670	0
Jan-26	654,284,655	587,498,984	0	0	66,785,671	0
Dec-25	654,674,178	587,792,851	0	0	66,881,327	0
Nov-25	655,087,728	588,103,315	0	0	66,984,412	0
Oct-25	659,363,479	592,284,126	0	67,079,353	0	0
Sep-25	659,774,479	592,592,730	0	67,181,749	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30504828	66,067,041.73	67,181,748.92	50,300,000.00	07/31/25	1,456,046.31	0.36000	06/30/26	02/06/30	285
Totals		66,067,041.73	67,181,748.92	50,300,000.00		1,456,046.31

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	30504828	OF	CA	06/02/25	13

8/3/2026 - Loan transferred to Special Servicing on 6/4/2025 for imminent default. Collateral consists of 5 CA office buildings, 3 in Agoura Hills, 1 in Calabasas and 1 in Woodland Hills, CA totaling appx 350,000 sf. A receiver was appointed on

12/15/25 and has replaced the management and leasing companies. The leasing agent is in process of renewing 7 leases and marketing the vacant space for lease to position the properties for sale. Midland continues to evaluate the leasing activity and is obtaining proposals from investment sale brokers to determine the proper time to list the properties for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4A2	30502638	32,460,520.23	5.30000%	32,460,520.23	5.30000%	8	08/04/20	08/06/20	08/17/20
4A2	30502638	0.00	5.30000%	0.00	5.30000%	8	04/11/25	04/11/25	05/01/25
4A2	30502638	0.00	5.30000%	0.00	5.30000%	8	10/28/25	10/06/25	11/19/25
4A2	30502638	0.00	5.30000%	0.00	5.30000%	8	01/30/26	01/30/26	02/11/26
4A6	30502642	9,836,521.27	5.30000%	9,836,521.27	5.30000%	8	08/04/20	08/06/20	08/17/20
4A6	30502642	0.00	5.30000%	0.00	5.30000%	8	04/11/25	04/11/25	05/01/25
4A6	30502642	0.00	5.30000%	0.00	5.30000%	8	10/28/25	10/06/25	11/19/25
4A6	30502642	0.00	5.30000%	0.00	5.30000%	8	01/30/26	01/30/26	--
6A1-A5	30505868	0.00	3.55000%	0.00	3.55000%	8	05/21/25	05/21/25	06/06/25
6A1-A8	30505871	0.00	3.55000%	0.00	3.55000%	8	05/21/25	05/21/25	06/06/25
8	30505198	0.00	3.70000%	0.00	3.70000%	8	06/24/21	06/24/21	06/30/21
21A3	30505956	0.00	3.35000%	0.00	3.35000%	1	05/05/25	02/05/25	05/21/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	14,243.92	0.00	0.00	81,642.63	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	13.93	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(25.01)	0.00	0.00	0.00
Total	0.00	0.00	14,243.92	0.00	0.00	81,642.63	0.00	0.00	(11.08)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		95,875.47

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27